Disaggregated Revenue - Schedule of Disaggregated Revenue by Major Categories (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 378,169,751	$ 48,608,562	$ 251,979,875	$ 84,485,339
Percentage of disaggregated revenue	100.00%	100.00%	100.00%	100.00%
Disaggregated cost of revenue	$ 318,110,790	$ 40,888,802	$ 187,920,609	$ 60,078,321
Percentage of disaggregated cost of revenue	100.00%	100.00%	100.00%	100.00%
Construction management and engineering design services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 357,667,837	$ 45,973,321	$ 230,970,927	$ 77,483,493
Percentage of disaggregated revenue	94.60%	94.60%	91.70%	91.70%
Disaggregated cost of revenue	$ 305,155,090	$ 39,223,523	$ 176,780,306	$ 56,694,345
Percentage of disaggregated cost of revenue	95.90%	95.90%	94.10%	94.40%
Maintenance services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 4,888,206	$ 628,312	$ 7,028,760	$ 1,542,361
Percentage of disaggregated revenue	1.30%	1.30%	2.80%	1.80%
Disaggregated cost of revenue	$ 2,742,499	$ 352,512	$ 2,466,118	$ 943,812
Percentage of disaggregated cost of revenue	0.90%	0.90%	1.30%	1.50%
WaaS [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 391,925	$ 50,377
Percentage of disaggregated revenue	0.10%	0.10%
Disaggregated cost of revenue	$ 217,503	$ 27,957
Percentage of disaggregated cost of revenue	0.10%	0.10%
Asset management services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 6,990,000	$ 898,469	$ 5,990,000	$ 2,893,668
Percentage of disaggregated revenue	1.80%	1.80%	2.30%	3.40%
Disaggregated cost of revenue	$ 4,541,712	$ 583,775	$ 3,939,293	$ 1,137,204
Percentage of disaggregated cost of revenue	1.40%	1.40%	2.10%	1.90%
Professional consultancy services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 8,231,783	$ 1,058,083	$ 7,990,188	$ 2,565,817
Percentage of disaggregated revenue	2.20%	2.20%	3.20%	3.10%
Disaggregated cost of revenue	$ 5,453,986	$ 701,035	$ 4,734,892	$ 1,302,960
Percentage of disaggregated cost of revenue	1.70%	1.70%	2.50%	2.20%